Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 18,607	¥ 17,971	[1]
Securities lending transactions	1,208	1,424	[1]
Total	19,815	19,395
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	9,459	6,357
Securities lending transactions	943	877
Total	10,402	7,234
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,586	5,467
Securities lending transactions	15	231
Total	3,601	5,698
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	4,315	4,867
Total	4,315	4,867
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,247	1,280
Securities lending transactions	250	316
Total	¥ 1,497	¥ 1,596

[1]	Amounts exceeded the gross amounts recognized in Note 28 “Offsetting of financial assets and financial liabilities” by ¥1,227 billion at March 31, 2020, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.